Form N-1A Supplement	Jun. 30, 2025
WisdomTree Dynamic International Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus.

On September 30, 2026, the WisdomTree Dynamic International Equity Index and WisdomTree Dynamic International SmallCap Equity Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their Primary Business Activities in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International SmallCap Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their Primary Business Activities in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International SmallCap Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. Sector and country weights may fluctuate above their specified caps in response to market conditions and/or the application of volume factor adjustments.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

WisdomTree Dynamic International SmallCap Equity Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

The information below supplements, and should be read in conjunction with, the Prospectus.

On September 30, 2026, the WisdomTree Dynamic International Equity Index and WisdomTree Dynamic International SmallCap Equity Index will be rebalanced.

Effective immediately, certain changes to the index methodologies of the above Indexes will take place in connection with the rebalances.

Accordingly, effective immediately, the Prospectus is revised as described below.

•	The following replaces the third sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their Primary Business Activities in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the fourth sentence in the second paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International SmallCap Equity Fund in the Prospectus:

To be eligible for inclusion in the Index, a company must meet the following criteria as of the annual Index screening date: (i) conduct their Primary Business Activities in Europe, Japan, Australia, Hong Kong, Israel, or Singapore and have its shares listed for trading on one of the stock exchanges in Europe (i.e., Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, or the United Kingdom), the Tokyo Stock Exchange, or on exchanges in Australia, Hong Kong, Israel, or Singapore (this list may be amended by the Index Provider from time to time pursuant to the Fund’s index methodologies); (ii) have paid at least $5 million in gross cash dividends on shares of its common stock in the prior annual cycle; (iii) have a market capitalization of at least $100 million; (iv) have a median daily dollar volume of at least $100,000 for the preceding three months; and (v) have trading of at least 250,000 shares per month for each of the preceding six months.

•	The following replaces the third sentence in the third paragraph in the “Principal Investment Strategies of the Fund” section of the “Fund Summary” for the WisdomTree Dynamic International SmallCap Equity Fund in the Prospectus:

On the Index’s annual screening date, the Index caps the weight of constituents exposed to any one country at 40% and any one sector (except for the real estate sector) at 25%. The weight of constituents exposed to the real estate sector is capped at 15%. Sector and country weights may fluctuate above their specified caps in response to market conditions and/or the application of volume factor adjustments.

*****

The changes described above are not expected to affect the Fund’s fees and expenses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE